Financial liabilities designated at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 8,297,609	₩ 9,233,642
Financial liabilities designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	8,297,609	9,233,642
Deposits
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	0	6,282
Equity-linked securities sold
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	5,865,990	7,024,194
Derivatives-combined securities sold
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	2,394,646	2,193,032
Securities sold
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 36,973	₩ 10,134